Accounting Rules and Methods - Summary of Information about Geographical Segment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Revenues from external customers	€ 1,074	€ 72	€ 178
Non-current assets	36,245	16,887	3,459
France [member]
Disclosure Of Geographical Areas [Line Items]
Revenues from external customers	105	72	178
Non-current assets	9,616	4,912	3,332
United States [member]
Disclosure Of Geographical Areas [Line Items]
Revenues from external customers	969
Non-current assets	€ 26,629	€ 11,975	€ 127